Share Capital (Details) - Schedule of share-based compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	$ 1,620	$ 1,605	$ 1,125
Cost of revenues [Member]
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	78	66
Research and development expenses [Member]
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	525	464	549
General, administrative and marketing expenses [Member]
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	$ 1,017	$ 1,075	$ 576